Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Index Fund
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV6-NPRT3-0923
1.9867763.107
Common Stocks - 94.1%
	Shares	Value ($)
Australia - 0.1%
AngloGold Ashanti Ltd.	206,096	4,571,147
Brazil - 3.9%
Ambev SA	2,313,698	7,270,749
Atacadao SA	306,500	889,279
B3 SA - Brasil Bolsa Balcao	2,858,440	9,006,768
Banco Bradesco SA	662,512	2,080,529
Banco BTG Pactual SA unit	580,600	4,175,777
Banco do Brasil SA	423,505	4,315,878
Banco Santander SA (Brasil) unit	185,700	1,121,563
BB Seguridade Participacoes SA	347,058	2,283,996
CCR SA	487,312	1,369,575
Centrais Eletricas Brasileiras SA (Electrobras)	641,597	5,244,034
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	168,700	2,072,740
Companhia Siderurgica Nacional SA (CSN)	325,900	953,837
Cosan SA	600,124	2,530,578
CPFL Energia SA	111,300	842,149
Energisa SA unit	98,200	1,042,275
Eneva SA (a)	420,300	1,188,350
ENGIE Brasil Energia SA	97,920	911,953
Equatorial Energia SA	517,738	3,672,204
Hapvida Participacoes e Investimentos SA (a)(b)	2,589,343	2,628,358
Hypera SA	202,800	1,855,274
Klabin SA unit	376,000	1,828,813
Localiza Rent a Car SA	440,764	6,265,537
Lojas Renner SA	471,301	1,868,759
Magazine Luiza SA (a)	1,492,108	1,057,058
Natura & Co. Holding SA	440,926	1,703,562
Petroleo Brasileiro SA - Petrobras (ON)	1,890,108	13,913,753
Prio SA (a)	372,000	3,588,822
Raia Drogasil SA	621,560	3,807,897
Rede D'Oregon Sao Luiz SA (b)	281,217	2,140,907
Rumo SA	639,700	3,143,881
Sendas Distribuidora SA	663,100	1,888,862
Suzano Papel e Celulose SA	391,612	3,980,923
Telefonica Brasil SA	203,000	1,807,736
TIM SA	414,200	1,256,067
Totvs SA	258,500	1,616,462
Ultrapar Participacoes SA	360,038	1,438,249
Vale SA	1,670,073	24,425,535
Vibra Energia SA	571,549	2,070,449
Weg SA	820,080	6,923,097
TOTAL BRAZIL		140,182,235
Chile - 0.4%
Banco de Chile	22,570,996	2,512,836
Banco de Credito e Inversiones	33,423	1,003,951
Banco Santander Chile	32,520,949	1,736,244
Cencosud SA	577,003	1,240,053
Compania Cervecerias Unidas SA	63,245	524,387
Compania Sud Americana de Vapores SA	7,555,240	571,858
Empresas CMPC SA	561,620	1,108,586
Empresas COPEC SA	195,004	1,495,749
Enel Americas SA (a)	10,681,044	1,443,754
Enel Chile SA	13,544,502	934,616
Falabella SA	421,696	1,166,149
TOTAL CHILE		13,738,183
China - 29.5%
360 Security Technology, Inc. (A Shares) (a)	219,300	364,436
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	77,100	290,145
3Peak, Inc. (A Shares)	3,537	116,294
3SBio, Inc. (b)	849,500	815,853
AAC Technology Holdings, Inc.	349,633	797,096
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	18,956	379,024
AECC Aero-Engine Control Co. Ltd. (A Shares)	40,700	132,138
AECC Aviation Power Co. Ltd.	85,800	485,769
Agricultural Bank of China Ltd.:
(A Shares)	2,279,500	1,155,260
(H Shares)	14,628,297	5,308,195
Aier Eye Hospital Group Co. Ltd. (A Shares)	273,699	771,345
AIMA Technology Group Co. Ltd.	20,100	96,043
Air China Ltd.:
(A Shares) (a)	248,600	325,420
(H Shares) (a)	856,000	699,165
Airtac International Group	68,926	2,040,241
Akeso, Inc. (a)(b)	247,000	1,300,100
Alibaba Group Holding Ltd. (a)	8,115,216	103,707,478
Alibaba Health Information Technology Ltd. (a)	2,301,000	1,628,630
Aluminum Corp. of China Ltd.:
(A shares)	456,600	407,199
(H Shares)	1,786,000	881,676
Amlogic Shanghai Co. Ltd. (A Shares) (a)	12,828	158,114
Angel Yeast Co. Ltd. (A Shares)	26,600	138,013
Anhui Conch Cement Co. Ltd.:
(A Shares)	136,900	520,169
(H Shares)	561,400	1,688,037
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	10,100	384,767
(B Shares)	47,257	882,922
Anhui Honglu Steel Construction Group Co. Ltd.	21,190	97,869
Anhui Kouzi Distillery Co. Ltd. (A Shares)	18,500	157,706
Anhui Yingjia Distillery Co. Ltd. (A Shares)	20,700	202,282
Anjoy Foods Group Co. Ltd. (A Shares)	9,000	194,294
Anta Sports Products Ltd.	599,400	7,017,043
Apeloa Pharmaceutical Co. Ltd. A Shares	35,400	87,375
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	28,900	110,740
ASR Microelectronics Co. Ltd. (A Shares)	7,939	85,539
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	10,560	184,210
Autobio Diagnostics Co. Ltd.	18,400	144,231
Autohome, Inc. ADR Class A	36,906	1,179,885
Avary Holding Shenzhen Co. Ltd. (A Shares)	60,900	208,974
AVIC Capital Co. Ltd. (A Shares)	281,800	162,149
AviChina Industry & Technology Co. Ltd. (H Shares)	1,226,000	613,086
Avicopter PLC (A Shares)	18,100	103,059
Baidu, Inc. Class A (a)	1,106,274	21,628,527
Bank of Beijing Co. Ltd. (A Shares)	597,025	390,338
Bank of Changsha Co. Ltd. (A Shares)	121,900	140,284
Bank of Chengdu Co. Ltd. (A Shares)	112,400	222,509
Bank of China Ltd.:
(A Shares)	1,191,500	652,232
(H Shares)	38,766,464	14,365,498
Bank of Communications Co. Ltd.:
(A Shares)	735,800	599,535
(H Shares)	4,802,176	2,894,027
Bank of Hangzhou Co. Ltd. (A Shares)	184,700	317,022
Bank of Jiangsu Co. Ltd. (A Shares)	404,143	408,511
Bank of Nanjing Co. Ltd. (A Shares)	298,200	357,783
Bank of Ningbo Co. Ltd. (A Shares)	189,420	772,234
Bank of Shanghai Co. Ltd. (A Shares)	414,380	357,944
Bank of Suzhou Co. Ltd.	114,700	114,655
Baoshan Iron & Steel Co. Ltd. (A Shares)	662,400	595,370
BBMG Corp. (A Shares)	263,000	88,737
BeiGene Ltd. (a)	335,332	5,553,947
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	907,000	591,959
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	128,400	127,271
Beijing E-Hualu Information Technology Co. Ltd. (A Shares) (a)	19,100	82,280
Beijing Easpring Material Technology Co. Ltd. (A Shares)	15,400	106,421
Beijing Enlight Media Co. Ltd. (A Shares)	89,200	104,650
Beijing Enterprises Holdings Ltd.	250,427	993,822
Beijing Enterprises Water Group Ltd.	1,956,000	476,529
Beijing Kingsoft Office Software, Inc. (A Shares)	13,808	784,853
Beijing New Building Materials PLC (A Shares)	52,600	208,624
Beijing Roborock Technology Co. Ltd. (A Shares)	3,725	143,920
Beijing Shiji Information Technology Co. Ltd. (A Shares)	70,480	137,353
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	46,000	161,001
Beijing Tongrentang Co. Ltd. (A Shares)	44,800	320,063
Beijing United Information Technology Co. Ltd. (A Shares)	22,634	121,301
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	30,212	292,908
Beijing Yanjing Brewery Co. Ltd. (A Shares)	86,400	136,807
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	971,400	743,904
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	12,400	157,109
Betta Pharmaceuticals Co. Ltd. (A Shares)	12,900	98,337
BGI Genomics Co. Ltd.	12,900	108,505
Bilibili, Inc. Class Z (a)	96,261	1,830,868
Bloomage Biotechnology Corp. Ltd. (A Shares)	15,461	210,871
BOC Aviation Ltd. Class A (b)	105,600	882,832
BOC International China Co. Ltd.	83,900	133,201
BOE Technology Group Co. Ltd. (A Shares)	1,142,400	676,535
Bosideng International Holdings Ltd.	1,768,000	807,047
BTG Hotels Group Co. Ltd.	34,200	100,645
By-Health Co. Ltd. (A Shares)	53,100	157,305
BYD Co. Ltd.:
(A Shares)	47,500	1,808,814
(H Shares)	490,300	17,463,517
BYD Electronic International Co. Ltd.	372,500	1,428,118
C&D International Investment Group Ltd.	327,982	891,564
Caitong Securities Co. Ltd.	147,400	172,106
Cambricon Technologies Corp. Ltd. (A Shares) (a)	12,223	280,659
Canmax Technologies Co. Ltd. (A Shares)	26,000	117,027
CECEP Solar Energy Co. Ltd. (A Shares)	118,600	109,587
CECEP Wind-Power Corp. (A Shares)	232,700	119,236
CETC Cyberspace Security Technology Co. Ltd. (A Shares)	26,300	98,052
CGN Power Co. Ltd. (H Shares) (b)	5,035,447	1,233,213
Changchun High & New Technology Industry Group, Inc. (A Shares)	13,300	279,693
Changjiang Securities Co. Ltd. (A Shares)	170,000	158,747
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	8,800	176,411
Chaozhou Three-Circle Group Co. (A Shares)	60,300	274,452
Chengxin Lithium Group Co. Ltd. (A Shares)	28,000	107,879
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	41,800	86,610
China Baoan Group Co. Ltd. (A Shares)	78,800	127,090
China Cinda Asset Management Co. Ltd. (H Shares)	4,499,000	473,039
China CITIC Bank Corp. Ltd. (H Shares)	4,394,051	2,118,457
China Coal Energy Co. Ltd. (H Shares)	998,000	720,453
China Communications Services Corp. Ltd. (H Shares)	1,168,000	554,129
China Conch Venture Holdings Ltd.	679,600	848,748
China Construction Bank Corp.:
(A Shares)	247,500	213,446
(H Shares)	47,240,000	27,534,241
China CSSC Holdings Ltd. (A Shares)	138,500	647,243
China Eastern Airlines Corp. Ltd. (A Shares) (a)	352,400	241,255
China Energy Engineering Corp. Ltd. (A Shares)	979,000	335,800
China Everbright Bank Co. Ltd.:
(A Shares)	1,274,900	556,881
(H Shares)	1,478,000	439,672
China Everbright International Ltd.	1,835,814	729,721
China Feihe Ltd. (b)	1,771,000	1,078,646
China Galaxy Securities Co. Ltd.:
(A Shares)	98,300	187,027
(H Shares)	1,806,500	1,051,624
China Gas Holdings Ltd.	1,305,500	1,454,666
China Great Wall Securities Co. Ltd. (A Shares)	105,700	131,555
China Greatwall Technology Group Co. Ltd. (A Shares)	100,300	172,016
China Hongqiao Group Ltd.	1,149,700	1,104,163
China Huishan Dairy Holdings Co. Ltd. (a)(c)	2,302,000	3
China International Capital Corp. Ltd.	68,800	384,416
China International Capital Corp. Ltd. (H Shares) (b)	677,800	1,491,370
China Jinmao Holdings Group Ltd.	2,962,099	482,359
China Jushi Co. Ltd. (A Shares)	125,114	259,939
China Liansu Group Holdings Ltd.	520,000	353,383
China Life Insurance Co. Ltd.:
(A Shares)	92,800	476,420
(H Shares)	3,624,747	6,320,963
China Literature Ltd. (a)(b)	198,900	897,727
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,621,000	1,556,795
China Medical System Holdings Ltd.	658,000	1,105,258
China Meheco Co. Ltd. (A Shares)	47,000	86,593
China Meidong Auto Holding Ltd.	330,000	360,512
China Mengniu Dairy Co. Ltd.	1,549,000	5,849,293
China Merchants Bank Co. Ltd.:
(A Shares)	555,200	2,764,030
(H Shares)	1,961,921	9,672,629
China Merchants Energy Shipping Co. Ltd. (A Shares)	253,000	226,336
China Merchants Holdings International Co. Ltd.	722,242	990,908
China Merchants Securities Co. Ltd. (A Shares)	209,750	439,304
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	246,400	491,572
China Minmetals Rare Earth Co. Ltd. (A Shares)	30,700	131,649
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,194,900	672,495
(H Shares)	2,857,561	1,088,225
China National Building Materials Co. Ltd. (H Shares)	1,894,000	1,189,988
China National Chemical Engineering Co. Ltd. (A Shares)	191,108	231,969
China National Medicines Corp. Ltd. (A Shares)	18,000	83,866
China National Nuclear Power Co. Ltd. (A Shares)	577,700	591,223
China National Software & Service Co. Ltd. (A Shares)	26,910	196,095
China Northern Rare Earth Group High-Tech Co. Ltd.	118,600	409,790
China Oilfield Services Ltd. (H Shares)	888,000	1,047,532
China Overseas Land and Investment Ltd.	1,885,202	4,438,101
China Overseas Property Holdings Ltd.	645,000	753,433
China Pacific Insurance (Group) Co. Ltd.	161,500	676,044
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,349,428	3,616,285
China Petroleum & Chemical Corp.:
(A Shares)	437,400	379,666
(H Shares)	12,916,704	7,204,562
China Power International Development Ltd.	2,394,619	896,574
China Railway Group Ltd.:
(A Shares)	562,200	632,030
(H Shares)	2,137,000	1,400,206
China Railway Signal & Communications Corp. (A Shares)	234,971	197,377
China Resource Gas Group Ltd.	451,900	1,558,695
China Resources Beer Holdings Co. Ltd.	790,144	5,060,674
China Resources Cement Holdings Ltd.	1,150,000	498,404
China Resources Land Ltd.	1,576,812	7,298,839
China Resources Microelectronics Ltd. (A Shares)	35,156	282,270
China Resources Mixc Lifestyle Services Ltd. (b)	336,600	1,618,497
China Resources Pharmaceutical Group Ltd. (b)	765,000	593,449
China Resources Power Holdings Co. Ltd.	938,940	2,029,841
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	31,100	218,181
China Ruyi Holdings Ltd. (a)	2,800,000	847,299
China Shenhua Energy Co. Ltd.:
(A Shares)	152,985	607,845
(H Shares)	1,710,202	5,109,401
China Sinoma International Engineering Co. Ltd. (A Shares)	68,000	128,331
China Southern Airlines Ltd.:
(A Shares) (a)	442,500	433,034
(H Shares) (a)	740,000	462,091
China State Construction Engineering Corp. Ltd. (A Shares)	1,246,440	1,066,213
China State Construction International Holdings Ltd.	989,500	1,209,137
China Taiping Insurance Group Ltd.	700,055	777,350
China Three Gorges Renewables Group Co. Ltd. (A Shares)	816,500	616,136
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	86,300	1,519,565
(H Shares) (b)(d)	8,500	135,474
China Tower Corp. Ltd. (H Shares) (b)	21,649,000	2,442,796
China Traditional Chinese Medicine Holdings Co. Ltd.	1,358,000	625,116
China United Network Communications Ltd. (A Shares)	915,600	661,435
China Vanke Co. Ltd.:
(A Shares)	275,700	588,624
(H Shares)	1,102,000	1,551,496
China Yangtze Power Co. Ltd. (A Shares)	691,800	2,078,461
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	16,200	202,647
China Zheshang Bank Co. Ltd.	662,350	257,789
ChinaSoft International Ltd.	1,316,000	820,085
Chongqing Brewery Co. Ltd. (A Shares)	15,100	192,143
Chongqing Changan Automobile Co. Ltd. (A Shares)	272,074	610,593
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	35,360	93,464
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	285,700	157,193
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	70,950	463,875
Chow Tai Fook Jewellery Group Ltd.	976,800	1,695,864
CITIC Pacific Ltd.	2,811,941	3,158,471
CITIC Securities Co. Ltd.:
(A Shares)	280,000	944,728
(H Shares)	912,590	1,956,494
Cmoc Group Ltd.:
(A Shares)	597,400	516,038
(H Shares)	1,711,000	1,140,828
CNGR Advanced Material Co. Ltd.	17,300	149,826
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	94,890	81,170
Contemporary Amperex Technology Co. Ltd.	134,620	4,480,863
COSCO Shipping Development Co. Ltd. (A Shares)	321,900	113,567
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	108,300	222,580
(H Shares)	620,000	685,276
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	330,720	468,568
(H Shares)	1,595,800	1,684,011
Cosco Shipping Ports Ltd.	694,473	438,114
Country Garden Holdings Co. Ltd. (d)	6,104,662	1,236,760
Country Garden Services Holdings Co. Ltd.	1,073,000	1,207,983
CRRC Corp. Ltd.:
(A Shares)	791,300	743,353
(H Shares)	2,028,000	1,115,557
CSC Financial Co. Ltd. (A Shares)	139,600	519,875
CSPC Pharmaceutical Group Ltd.	4,385,608	3,663,191
Daan Gene Co. Ltd.	43,068	61,080
Dajin Heavy Industry Co. Ltd.	19,700	83,540
Dali Foods Group Co. Ltd. (b)	1,081,300	503,291
Daqin Railway Co. Ltd. (A Shares)	418,200	419,207
Daqo New Energy Corp. ADR (a)	29,255	1,142,993
DaShenLin Pharmaceutical Group Co. Ltd.	35,673	138,790
Datang International Power Generation Co. Ltd. (A Shares) (a)	264,200	115,773
DHC Software Co. Ltd. (A Shares)	101,700	96,819
Do-Fluoride New Materials Co. Ltd. (A Shares)	32,900	90,278
Dong-E-E-Jiao Co. Ltd. (A Shares)	20,300	138,975
Dongfang Electric Corp. Ltd. (A Shares)	86,100	231,921
Dongfeng Motor Group Co. Ltd. (H Shares)	1,337,000	624,021
Dongxing Securities Co. Ltd. (A Shares)	101,500	129,312
Dongyue Group Co. Ltd.	744,000	730,749
East Buy Holding Ltd. (a)(b)(d)	194,000	940,286
East Money Information Co. Ltd. (A Shares)	477,208	1,074,299
Ecovacs Robotics Co. Ltd. Class A	17,900	198,076
ENN Energy Holdings Ltd.	387,643	4,659,828
ENN Natural Gas Co. Ltd. (A Shares)	79,700	205,309
Eve Energy Co. Ltd. (A shares)	61,574	510,588
Everbright Securities Co. Ltd. (A Shares)	122,458	314,426
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	124,048	107,675
Far East Horizon Ltd.	523,000	392,305
FAW Jiefang Group Co. Ltd. (A Shares) (a)	96,100	124,720
First Capital Securities Co. Ltd. (A Shares)	133,400	117,660
Flat Glass Group Co. Ltd.	202,000	599,610
Flat Glass Group Co. Ltd. (A Shares)	53,600	263,017
Focus Media Information Technology Co. Ltd. (A Shares)	461,940	481,807
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	133,876	867,791
Fosun International Ltd.	1,189,454	864,764
Founder Securities Co. Ltd. (A Shares)	222,300	225,325
Foxconn Industrial Internet Co. Ltd. (A Shares)	292,797	915,349
Fujian Sunner Development Co. Ltd. A Shares	38,000	113,796
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	52,300	277,360
(H Shares) (b)	298,800	1,325,633
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	2,300	138,848
GalaxyCore, Inc. (A Shares)	39,621	89,085
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	49,440	414,123
(H Shares) (b)	178,720	1,143,511
GCL Technology Holdings Ltd.	9,923,000	2,150,287
GD Power Development Co. Ltd. (A Shares)	587,900	303,712
GDS Holdings Ltd. Class A (a)	431,852	711,050
Geely Automobile Holdings Ltd.	2,950,517	4,259,937
GEM Co. Ltd. (A Shares)	152,100	149,911
Gemdale Corp. (A Shares)	140,500	169,753
Genscript Biotech Corp. (a)	568,000	1,453,702
GF Securities Co. Ltd.:
(A Shares)	212,700	487,768
(H Shares)	447,028	713,053
Giant Network Group Co. Ltd. (A Shares)	57,600	114,590
Gigadevice Semiconductor Beijing, Inc. (A Shares)	21,960	352,882
Ginlong Technologies Co. Ltd. (A Shares)	12,300	162,782
GoerTek, Inc. (A Shares)	120,100	300,973
Goldwind Science & Technology Co. Ltd. (A Shares)	110,800	173,736
GoodWe Technologies Co. Ltd. (A Shares)	6,440	149,216
Gotion High-tech Co. Ltd. (A Shares) (a)	56,400	217,458
Great Wall Motor Co. Ltd. (H Shares) (d)	1,366,500	1,850,292
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	80,300	435,743
Greenland Holdings Corp. Ltd. (A Shares)	351,400	159,396
Greentown China Holdings Ltd.	448,500	511,822
Greentown Service Group Co. Ltd.	720,000	376,669
GRG Banking Equipment Co. Ltd. (A Shares)	78,900	127,140
Guangdong Haid Group Co. Ltd. (A Shares)	54,000	380,725
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	95,800	95,762
Guangdong Investment Ltd.	1,439,126	1,243,728
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	10,100	91,388
Guanghui Energy Co. Ltd. (A Shares)	205,000	204,346
Guangzhou Automobile Group Co. Ltd.	261,900	428,996
Guangzhou Automobile Group Co. Ltd. (H Shares)	958,200	599,574
Guangzhou Baiyun International Airport Co. Ltd. (A Shares) (a)	68,400	137,704
Guangzhou Baiyunshan Pharma Health (A Shares)	44,100	196,705
Guangzhou Great Power Energy & Technology Co. Ltd. (A Shares) (a)	14,300	93,935
Guangzhou Haige Communications Group (A Shares)	74,600	104,128
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	14,500	146,161
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	22,000	190,192
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	62,700	323,209
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	129,431	134,998
Guolian Securities Co. Ltd.	73,200	104,325
Guosen Securities Co. Ltd. (A Shares)	203,100	275,528
Guotai Junan Securities Co. Ltd. (A Shares)	211,500	461,327
Guoyuan Securities Co. Ltd. (A Shares)	135,170	139,659
H World Group Ltd. ADR (a)	94,668	4,547,851
Haidilao International Holding Ltd. (b)	819,000	2,294,574
Haier Smart Home Co. Ltd.	1,179,000	3,877,131
Haier Smart Home Co. Ltd. (A Shares)	187,500	648,380
Hainan Airlines Co. Ltd. (A Shares) (a)	1,415,200	330,876
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	324,600	193,593
Haitian International Holdings Ltd.	256,000	637,464
Haitong Securities Co. Ltd.:
(A Shares)	367,100	531,932
(H Shares)	1,202,000	838,436
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	97,200	146,968
Hangzhou Chang Chuan Technology Co. Ltd.	19,000	111,907
Hangzhou First Applied Material Co. Ltd. (A Shares)	67,272	329,259
Hangzhou Lion Electronics Co. Ltd. (A Shares)	21,300	114,480
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	30,800	146,997
Hangzhou Robam Appliances Co. Ltd. (A Shares)	29,400	120,106
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	44,800	192,113
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	14,000	134,849
(H Shares) (b)	52,900	341,864
Hansoh Pharmaceutical Group Co. Ltd. (b)	578,000	933,824
Haohua Chemical Science & Technology Co. Ltd. (A Shares)	20,900	105,542
Hebei Hengshui Laobaigan Liquor Co. Ltd.	24,500	97,207
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares)	35,000	129,802
Heilongjiang Agriculture Co. Ltd. (A Shares)	58,000	119,365
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	71,100	156,478
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	102,600	362,550
Hengan International Group Co. Ltd.	313,900	1,289,989
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	50,900	124,136
Hengli Petrochemical Co. Ltd. (A Shares) (a)	191,020	416,121
Hengtong Optic-electric Co. Ltd. (A Shares)	73,500	158,159
Hengyi Petrochemical Co. Ltd. (A Shares)	120,280	122,927
Hesteel Co. Ltd. (A Shares)	340,100	114,751
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	16,700	441,886
Hongfa Technology Co. Ltd. (A Shares)	16,980	82,490
Hoshine Silicon Industry Co. Ltd. (A Shares)	29,000	292,241
Hoymiles Power Electronics, Inc. (A Shares)	2,372	108,455
Hoyuan Green Energy Co. Ltd. (A Shares)	16,209	115,120
Hua Hong Semiconductor Ltd. (a)(b)	286,000	968,137
Huadian Power International Corp. Ltd. (A Shares)	253,200	201,346
Huadong Medicine Co. Ltd. (A Shares)	56,600	344,142
Huafon Chemical Co. Ltd. (A Shares)	159,700	166,345
Huagong Tech Co. Ltd. (A Shares)	27,500	138,524
Huaibei Mining Holdings Co. Ltd. (A Shares)	79,600	137,630
Hualan Biological Engineer, Inc. (A Shares)	53,370	172,077
Huaneng Power International, Inc.:
(A Shares) (a)	319,600	384,801
(H Shares) (a)	1,886,186	1,044,804
Huatai Securities Co. Ltd.:
(A Shares)	189,400	449,715
(H Shares) (b)	589,200	837,084
HUAXI Securities Co. Ltd.	80,700	104,168
Huaxia Bank Co. Ltd. (A Shares)	391,758	318,110
Huaxin Cement Co. Ltd. (A Shares)	43,400	84,579
Huayu Automotive Systems Co. Ltd. (A Shares)	98,300	271,526
Hubei Feilihua Quartz Glass Co. Ltd. (A Shares)	15,700	87,217
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	28,300	104,400
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	34,100	115,198
Huizhou Desay SV Automotive Co. Ltd.	20,000	435,543
Humanwell Healthcare Group Co. Ltd. (A Shares)	51,300	162,386
Hunan Changyuan Lico Co. Ltd. (A Shares)	61,437	96,162
Hunan Valin Steel Co. Ltd. (A Shares)	221,600	186,145
Hundsun Technologies, Inc. (A Shares)	62,219	358,185
Hygeia Healthcare Holdings Co. (b)	169,800	1,096,235
iFlytek Co. Ltd. (A Shares)	69,100	608,306
IMEIK Technology Development Co. Ltd. (A Shares)	6,700	446,595
Industrial & Commercial Bank of China Ltd.:
(A Shares)	1,960,300	1,309,099
(H Shares)	27,548,000	13,452,454
Industrial Bank Co. Ltd. (A Shares)	611,800	1,426,974
Industrial Securities Co. Ltd. (A Shares)	266,670	260,219
Ingenic Semiconductor Co. Ltd. (A Shares)	15,300	179,522
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	184,200	739,090
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	1,439,700	380,948
Inner Mongolia Dian Tou Energy Corp. Ltd.	60,800	117,041
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	273,200	170,970
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	378,090	555,792
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	113,000	118,651
Innovent Biologics, Inc. (a)(b)	564,500	2,504,417
Inspur Electronic Information Industry Co. Ltd. (A Shares)	45,972	294,196
iQIYI, Inc. ADR (a)	213,343	1,352,595
iRay Technology Co. Ltd. (A Shares)	3,046	107,063
iSoftStone Information Technology Group Co. Ltd. (A Shares)	27,450	91,772
JA Solar Technology Co. Ltd. (A Shares)	100,304	466,919
Jafron Biomedical Co. Ltd. (A Shares)	25,140	83,345
Jason Furniture Hangzhou Co. Ltd. (A Shares)	25,720	163,118
JCET Group Co. Ltd. (A Shares)	56,900	262,800
JD Health International, Inc. (a)(b)	543,950	3,926,757
JD Logistics, Inc. (a)(b)	955,400	1,612,159
JD.com, Inc. Class A	1,148,800	23,784,282
Jiangsu Eastern Shenghong Co. Ltd.	181,100	318,449
Jiangsu Expressway Co. Ltd. (H Shares)	594,000	543,054
Jiangsu Hengli Hydraulic Co. Ltd.	41,676	418,464
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	190,058	1,186,199
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	42,000	359,565
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	11,400	163,926
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	43,600	895,098
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	12,870	127,947
Jiangsu Yoke Technology Co. Ltd. (A Shares)	14,800	140,980
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	31,400	148,586
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	123,200	271,486
Jiangxi Copper Co. Ltd.:
(A Shares)	83,300	233,125
(H Shares)	495,000	827,655
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	52,400	85,979
Jinduicheng Molybdenum Co. Ltd. (A Shares)	85,200	137,292
Jinko Solar Co. Ltd. (A Shares)	194,730	338,872
JiuGui Liquor Co. Ltd. (A Shares)	10,000	147,351
Jiumaojiu International Holdings Ltd. (b)	461,000	900,850
Jizhong Energy Resources Co. Ltd. (A Shares)	112,700	103,662
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	56,200	98,902
Joinn Laboratories China Co. Ltd. (A Shares)	19,734	77,441
Jointown Pharmaceutical Group (A Shares)	87,910	121,967
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	24,300	119,207
JOYY, Inc. ADR	22,203	771,776
Juewei Food Co. Ltd.	18,600	99,864
Juneyao Airlines Co. Ltd. (A shares) (a)	56,100	143,022
Kangmei Pharmaceutical Co. Ltd. rights (a)(c)	18,271	0
Kanzhun Ltd. ADR (a)	89,025	1,662,987
KE Holdings, Inc. ADR (a)	323,464	5,634,743
Keda Industrial Group Co. Ltd.	58,500	93,121
Kingboard Chemical Holdings Ltd.	323,900	897,080
Kingdee International Software Group Co. Ltd. (a)	1,346,000	2,340,299
Kingsoft Corp. Ltd.	467,600	1,999,572
Kuaishou Technology Class B (a)(b)	1,137,000	9,797,074
Kuang-Chi Technologies Co. Ltd. (A Shares)	67,600	141,961
Kunlun Energy Co. Ltd.	1,913,000	1,557,598
Kunlun Tech Co. Ltd. (A Shares)	35,500	184,140
Kweichow Moutai Co. Ltd. (A Shares)	37,700	9,925,781
Lb Group Co. Ltd. (A Shares)	75,800	201,630
Lenovo Group Ltd.	3,559,000	4,079,737
Lens Technology Co. Ltd. (A Shares)	183,000	316,666
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	56,900	165,774
Li Auto, Inc. Class A (a)	551,036	11,829,110
Li Ning Co. Ltd.	1,163,000	7,008,809
Liaoning Port Co. Ltd. (A Shares)	649,900	150,128
Lingyi iTech Guangdong Co. (A Shares)	218,900	188,474
Livzon Pharmaceutical Group, Inc. (A Shares)	19,100	98,351
Longfor Properties Co. Ltd. (b)	933,200	2,482,901
LONGi Green Energy Technology Co. Ltd.	223,899	935,681
Lufax Holding Ltd. ADR	331,537	590,136
Luxi Chemical Group Co. Ltd.	61,500	91,008
Luxshare Precision Industry Co. Ltd. (A Shares)	209,024	945,799
Luzhou Laojiao Co. Ltd. (A Shares)	43,800	1,478,498
Mango Excellent Media Co. Ltd. (A Shares)	66,470	319,750
Maxscend Microelectronics Co. Ltd. (A Shares)	19,028	320,712
Meihua Holdings Group Co. Ltd. (A Shares)	92,700	120,437
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	121,488	122,971
Meituan Class B (a)(b)	2,480,420	47,351,514
Metallurgical Corp. China Ltd. (A Shares)	560,500	328,792
Microport Scientific Corp. (a)	393,500	786,102
Ming Yang Smart Energy Group Ltd. (A Shares)	72,600	183,258
MINISO Group Holding Ltd. ADR	46,332	973,435
Minth Group Ltd.	370,000	1,178,948
Montage Technology Co. Ltd. (A Shares)	40,010	324,436
Muyuan Foodstuff Co. Ltd. (A Shares)	152,754	950,596
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	49,253	93,572
Nanjing Securities Co. Ltd. (A Shares)	87,200	106,577
NARI Technology Co. Ltd. (A Shares)	238,675	812,647
National Silicon Industry Group Co. Ltd. (A Shares) (a)	75,097	221,733
NAURA Technology Group Co. Ltd.	15,700	623,863
NavInfo Co. Ltd. (A Shares) (a)	77,300	121,316
NetEase, Inc.	966,320	21,046,772
New China Life Insurance Co. Ltd.	46,800	297,594
New China Life Insurance Co. Ltd. (H Shares)	435,600	1,256,716
New Hope Liuhe Co. Ltd. (A Shares) (a)	139,900	245,023
New Oriental Education & Technology Group, Inc. (a)	752,010	4,283,843
Ninestar Corp. (A Shares)	44,100	206,831
Ningbo Deye Technology Co. Ltd. (A Shares)	6,960	122,015
Ningbo Joyson Electronic Corp. (A shares)	41,500	110,507
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	21,100	137,155
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	13,650	95,914
Ningbo Shanshan Co. Ltd. (A Shares)	66,800	144,677
Ningbo Tuopu Group Co. Ltd. (A Shares)	39,500	406,016
Ningxia Baofeng Energy Group Co. Ltd.	239,500	474,789
NIO, Inc. sponsored ADR (a)(d)	671,116	10,268,075
Nongfu Spring Co. Ltd. (H Shares) (b)	857,800	4,982,541
North Industries Group Red Arrow Co. Ltd. (A Shares)	41,900	103,536
Offcn Education Technology Co. A Shares (a)	193,800	124,266
Offshore Oil Enginering Co. Ltd. (A Shares)	137,300	120,331
Oppein Home Group, Inc. (A Shares)	18,480	278,178
Orient Securities Co. Ltd. (A Shares)	262,239	396,509
Ovctek China, Inc. (A Shares)	28,089	133,823
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	269,000	154,784
PDD Holdings, Inc. ADR (a)	248,050	22,279,851
People's Insurance Co. of China Group Ltd.:
(A Shares)	359,300	317,408
(H Shares)	4,031,552	1,545,646
Perfect World Co. Ltd. (A Shares)	60,700	127,556
PetroChina Co. Ltd.:
(A Shares)	735,100	815,085
(H Shares)	10,223,790	7,459,176
Pharmaron Beijing Co. Ltd.:
(A Shares)	52,800	209,195
(H Shares) (b)	125,175	325,019
PICC Property & Casualty Co. Ltd. (H Shares)	3,387,568	3,952,720
Ping An Bank Co. Ltd. (A Shares)	563,100	971,243
Ping An Healthcare and Technology Co. Ltd. (a)(b)(d)	249,900	655,279
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	209,296	1,541,268
(H Shares)	3,213,641	23,416,975
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	73,000	81,761
Poly Developments & Holdings (A Shares)	356,400	710,026
Pop Mart International Group Ltd. (b)	230,200	647,898
Porton Pharma Solutions Ltd. (A Shares)	16,500	69,763
Postal Savings Bank of China Co. Ltd.	708,700	514,946
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	4,063,000	2,490,241
Power Construction Corp. of China Ltd. (A Shares)	513,700	431,511
Pylon Technologies Co. Ltd. (Series A)	5,525	137,073
Qi An Xin Technology Group, Inc. (A Shares) (a)	19,910	141,322
Qifu Technology, Inc. ADR	54,001	1,077,860
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	167,100	467,884
Raytron Technology Co. Ltd. (A Shares)	13,912	90,276
Risen Energy Co. Ltd. (A Shares)	36,600	118,160
Riyue Heavy Industry Co. Ltd. (A Shares)	31,700	80,595
Rockchip Electronics Co. Ltd.	8,900	93,040
Rongsheng Petrochemical Co. Ltd. (A Shares)	303,400	539,874
SAIC Motor Corp. Ltd. (A Shares)	224,800	487,505
Sailun Group Co. Ltd. A Shares	90,600	142,569
Sanan Optoelectronics Co. Ltd. (A Shares)	137,500	326,675
Sangfor Technologies, Inc. (a)	14,800	234,076
Sany Heavy Equipment International Holdings Co. Ltd.	543,000	857,783
Sany Heavy Industry Co. Ltd. (A Shares)	253,500	629,953
Satellite Chemical Co. Ltd. (A Shares)	105,230	237,338
SDIC Capital Co. Ltd.	196,900	217,222
SDIC Power Holdings Co. Ltd. (A Shares)	203,200	361,861
Seazen Holdings Co. Ltd. (A Shares) (a)	70,200	161,574
Seres Group Co. Ltd. (A Shares) (a)	46,200	292,291
SF Holding Co. Ltd. (A Shares)	146,400	1,019,684
SG Micro Corp. (A Shares)	14,592	172,400
Shaanxi Coal Industry Co. Ltd. (A Shares)	282,600	642,525
Shan Xi Hua Yang Group New Energy Co. Ltd.	112,350	127,878
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	34,188	97,546
Shandong Gold Mining Co. Ltd.:
(A Shares)	140,644	480,247
(H Shares) (b)	290,500	578,847
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	66,800	316,287
Shandong Linglong Tyre Co. Ltd. (A Shares)	44,700	150,694
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	367,800	166,835
Shandong Sun Paper Industry JSC Ltd. (A Shares)	83,100	139,842
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,217,200	1,566,976
Shanghai Aiko Solar Energy Co. Ltd. (A Shares)	57,820	208,524
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares) (a)	32,660	169,089
Shanghai Baosight Software Co. Ltd.	165,168	426,133
Shanghai Baosight Software Co. Ltd. (A Shares)	65,068	437,443
Shanghai Construction Group Co. Ltd. (A Shares)	285,794	118,834
Shanghai Electric Group Co. Ltd. (A Shares) (a)	397,600	265,519
Shanghai Electric Power Co. Ltd. (A Shares)	88,600	127,762
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	89,100	395,429
(H Shares)	194,000	509,944
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	4,341	135,278
Shanghai Fudan Microelectronics Group Co. Ltd. (A Shares)	55,984	435,234
Shanghai International Airport Co. Ltd. (A Shares) (a)	38,600	256,152
Shanghai International Port Group Co. Ltd. (A Shares)	235,843	178,959
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	28,400	197,847
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	23,119	131,733
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	71,300	129,368
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	468,800	314,565
Shanghai M&G Stationery, Inc. (A Shares)	28,300	177,301
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	150,400	423,440
(H Shares)	193,809	350,893
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	842,809	896,756
Shanghai Putailai New Energy Technology Co. Ltd.	65,774	362,720
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	198,200	197,845
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	303,300	250,528
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	116,900	124,383
Shanxi Coal International Energy Group Co. Ltd. (A Shares)	54,400	111,194
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	93,700	214,350
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	131,800	143,373
Shanxi Securities Co. Ltd. (A Shares)	113,460	103,408
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	183,800	110,648
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	35,760	1,195,438
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	128,390	163,211
Shede Spirits Co. Ltd. (A Shares)	9,500	205,088
Shenergy Co. Ltd. (A Shares)	110,000	104,413
Shenghe Resources Holding Co. Ltd. (A Shares)	53,800	95,055
Shengyi Technology Co. Ltd.	74,500	166,151
Shennan Circuits Co. Ltd. (A Shares)	16,340	175,071
Shenwan Hongyuan Group Co. Ltd. (A Shares)	644,000	454,410
Shenzhen Capchem Technology Co. Ltd. (A Shares)	23,220	158,478
Shenzhen Dynanonic Co. Ltd. (A Shares)	8,640	133,444
Shenzhen Energy Group Co. Ltd. (A Shares)	144,660	139,135
Shenzhen Inovance Technology Co. Ltd. (A Shares)	37,100	368,829
Shenzhen International Holdings Ltd.	697,019	652,430
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	41,700	113,608
Shenzhen Kangtai Biological Products Co. Ltd. (a)	33,520	137,453
Shenzhen Kedali Industry Co. Ltd.	7,200	128,158
Shenzhen Kstar Science & Technology Co. Ltd. (A Shares)	18,200	85,486
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	37,100	1,537,436
Shenzhen New Industries Biomedical Engineering Co. Ltd.	24,700	195,724
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares) (a)	253,400	174,189
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	35,000	157,340
Shenzhen SC New Energy Technology Corp. (A Shares)	10,900	142,987
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	38,758	92,136
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	24,800	94,578
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	25,359	435,727
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	29,800	107,388
Shenzhou International Group Holdings Ltd.	405,100	4,261,941
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	52,260	182,546
Shuangliang Eco-Energy Systems Ltd. (A Shares)	46,200	75,741
Sichuan Chuantou Energy Co. Ltd. (A Shares)	120,800	244,549
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	286,600	104,724
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	44,300	171,301
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	45,200	92,263
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	221,760	306,741
Sichuan Swellfun Co. Ltd. (A Shares)	15,100	159,270
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	37,200	92,807
Sieyuan Electric Co. Ltd. (A Shares)	23,600	161,897
Silergy Corp.	159,000	1,666,455
Sinolink Securities Co. Ltd. (A Shares)	101,100	138,003
Sinoma Science & Technology Co. Ltd. (A Shares)	52,200	169,035
Sinomine Resource Group Co. Ltd. (A Shares)	20,272	128,311
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	239,600	108,683
Sinopharm Group Co. Ltd. (H Shares)	660,200	2,069,765
SKSHU Paint Co. Ltd. (A Shares)	16,548	189,556
Smoore International Holdings Ltd. (b)(d)	903,000	1,006,177
Songcheng Performance Development Co. Ltd. (A Shares)	80,160	150,494
Soochow Securities Co. Ltd. (A Shares)	152,860	194,103
Southwest Securities Co. Ltd. (A Shares)	202,500	134,380
Spring Airlines Co. Ltd. (A Shares) (a)	31,000	265,393
StarPower Semiconductor Ltd. (A Shares)	5,400	165,543
Sungrow Power Supply Co. Ltd. (A Shares)	43,000	671,235
Sunny Optical Technology Group Co. Ltd.	348,200	3,373,105
Sunresin New Materials Co. Ltd. (A Shares)	12,450	100,799
Sunwoda Electronic Co. Ltd. (A Shares)	52,400	120,605
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	53,300	167,598
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	8,640	222,568
TAL Education Group ADR (a)	221,848	1,814,717
Tangshan Jidong Cement Co. Ltd. A Shares	84,900	97,109
TBEA Co. Ltd. (A Shares)	174,200	399,479
TCL Technology Group Corp. (A Shares)	606,270	364,129
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	119,375	486,171
Tencent Holdings Ltd.	3,052,000	140,273,438
Tencent Music Entertainment Group ADR (a)	349,360	2,442,026
Thunder Software Technology Co. Ltd. (A Shares)	14,300	180,882
Tianjin 712 Communication & Broadcasting Co. Ltd.	24,300	95,631
Tianma Microelectronics Co. Ltd. (A Shares) (a)	81,700	107,175
Tianqi Lithium Corp. (A Shares)	44,500	414,610
Tianshan Aluminum Group Co. Ltd.	122,400	120,296
Tianshui Huatian Technology Co. Ltd. (A Shares)	104,900	140,840
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	28,500	72,619
Tingyi (Cayman Islands) Holding Corp.	967,000	1,492,862
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	55,300	110,402
Toly Bread Co. Ltd.	50,097	73,994
Tongcheng Travel Holdings Ltd. (a)	599,600	1,443,856
TongFu Microelectronics Co. Ltd. (A Shares)	48,200	146,568
Tongkun Group Co. Ltd. (A Shares)	74,600	155,930
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	332,600	151,334
Tongwei Co. Ltd. (A Shares)	135,600	660,648
Topchoice Medical Corp. (a)	10,000	161,421
Topsports International Holdings Ltd. (b)	905,000	829,700
TravelSky Technology Ltd. (H Shares)	451,000	861,647
Trina Solar Co. Ltd. (A Shares)	67,540	355,817
Trip.com Group Ltd. (a)	270,243	11,037,488
Tsingtao Brewery Co. Ltd.:
(A Shares)	19,800	273,488
(H Shares)	304,000	2,724,692
Uni-President China Holdings Ltd.	629,000	542,791
Unigroup Guoxin Microelectronics Co. Ltd.	27,639	360,946
Unisplendour Corp. Ltd. (A Shares)	91,910	351,025
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	47,500	96,093
Verisilicon Microelectronics Shanghai Co. Ltd. (A Shares) (a)	13,758	132,711
Vipshop Holdings Ltd. ADR (a)	174,226	3,280,676
Walvax Biotechnology Co. Ltd. (A Shares)	51,800	196,966
Wanda Film Holding Co. Ltd. (A Shares) (a)	67,400	136,446
Wanhua Chemical Group Co. Ltd. (A Shares)	92,800	1,270,108
Want Want China Holdings Ltd.	2,324,418	1,618,381
Weibo Corp. sponsored ADR	34,444	542,493
Weichai Power Co. Ltd.:
(A Shares)	172,100	318,043
(H Shares)	979,000	1,443,601
Weihai Guangwei Composites Co. Ltd. (A Shares)	25,440	108,095
Wens Foodstuffs Group Co. Ltd. (A Shares)	196,700	523,502
Western Mining Co. Ltd. (A Shares)	75,000	129,046
Western Securities Co. Ltd. (A Shares)	139,500	140,422
Western Superconducting Technologies Co. Ltd. (A Shares)	20,343	150,690
Will Semiconductor Ltd.	36,430	523,285
Wingtech Technology Co. Ltd. (A Shares)	38,800	252,481
Wintime Energy Group Co. Ltd. (A Shares) (a)	557,400	118,616
Wuchan Zhongda Group Co. Ltd.	168,600	121,089
Wuhan Guide Infrared Co. Ltd. (A Shares)	134,368	154,632
Wuliangye Yibin Co. Ltd. (A Shares)	118,800	3,010,416
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	58,860	180,713
WuXi AppTec Co. Ltd.	85,284	855,729
WuXi AppTec Co. Ltd. (H Shares) (b)	165,268	1,558,612
Wuxi Autowell Technology Co. Ltd. (A Shares)	4,855	116,889
Wuxi Biologics (Cayman), Inc. (a)(b)	1,865,000	10,545,910
XCMG Construction Machinery Co. Ltd. (A Shares)	383,300	379,393
Xiamen C&D, Inc. (A Shares)	95,025	149,000
Xiamen Faratronic Co. Ltd. (A Shares)	7,000	132,105
Xiamen Tungsten Co. Ltd. (A Shares)	44,800	119,545
Xiaomi Corp. Class B (a)(b)	7,489,000	11,792,037
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	48,792	281,571
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	79,600	82,466
Xinyi Solar Holdings Ltd.	2,387,538	2,571,557
XPeng, Inc. Class A (a)(d)	506,050	5,398,002
XTEP International Holdings Ltd.	688,500	762,754
Yadea Group Holdings Ltd. (b)	600,000	1,358,653
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	16,300	97,967
Yankuang Energy Group Co. Ltd.:
(A Shares)	124,500	309,211
(H Shares)	1,104,000	1,656,234
Yantai Jereh Oilfield Services (A Shares)	31,100	121,957
Yealink Network Technology Corp. Ltd.	40,670	214,259
Yifeng Pharmacy Chain Co. Ltd.	31,570	167,910
Yihai International Holding Ltd.	228,000	520,381
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	45,000	265,232
Yintai Gold Co. Ltd. (A Shares)	86,880	158,974
Yonghui Superstores Co. Ltd. (A Shares) (a)	270,500	132,546
YongXing Special Materials Technology Co. Ltd. (A Shares)	16,770	127,158
Yonyou Network Technology Co. Ltd. (A Shares)	113,720	300,428
Youngor Group Co. Ltd. (A Shares)	152,687	152,627
Youngy Co. Ltd. (A Shares)	8,100	69,640
YTO Express Group Co. Ltd. (A Shares)	107,400	236,368
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	40,700	93,106
Yuexiu Property Co. Ltd.	891,380	1,170,387
Yum China Holdings, Inc.	204,990	12,508,490
Yunda Holding Co. Ltd. (A Shares)	90,460	131,584
Yunnan Aluminium Co. Ltd. (A Shares)	109,200	226,876
Yunnan Baiyao Group Co. Ltd. (A Shares)	57,060	430,019
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	8,700	126,588
Yunnan Energy New Material Co. Ltd. (a)	28,400	383,687
Yunnan Tin Co. Ltd. (A Shares)	49,600	115,549
Yunnan Yuntianhua Co. Ltd. (Series A)	57,100	147,570
Zai Lab Ltd. (a)	446,420	1,365,151
Zangge Mining Co. Ltd. (Series A)	48,900	164,716
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	17,700	718,551
Zhaojin Mining Industry Co. Ltd. (H Shares)	623,000	897,886
Zhefu Holding Group Co. Ltd. (A Shares)	174,400	104,990
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	232,310	172,050
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	169,500	201,944
Zhejiang Chint Electric Co. Ltd. (A Shares)	66,500	263,568
Zhejiang Dahua Technology Co. Ltd. (A Shares)	106,000	325,741
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	15,740	130,124
Zhejiang Expressway Co. Ltd. (H Shares)	588,000	471,220
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	45,490	117,374
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	53,815	379,194
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	40,600	351,160
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	27,700	104,435
Zhejiang Juhua Co. Ltd. (A Shares)	84,300	176,087
Zhejiang Longsheng Group Co. Ltd. (A Shares)	84,600	114,532
Zhejiang NHU Co. Ltd. (A Shares)	96,436	222,769
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	49,700	193,782
Zhejiang Supcon Technology Co. Ltd. (A Shares)	22,680	172,065
Zhejiang Supor Cookware Co. Ltd.	16,400	114,824
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	52,130	132,609
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	50,300	152,742
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	15,900	84,299
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares) (a)	293,800	198,258
Zheshang Securities Co. Ltd.	122,400	186,098
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	348,900	1,136,322
Zhongji Innolight Co. Ltd. (A Shares)	25,000	448,004
Zhongjin Gold Co. Ltd. (A Shares)	125,800	187,393
Zhongsheng Group Holdings Ltd. Class H	348,100	1,216,290
Zhongtai Securities Co. Ltd. (A Shares)	179,000	193,465
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	15,617	98,388
(H Shares)	260,427	1,035,176
Zhuzhou Kibing Group Co. Ltd. (A Shares)	83,600	107,210
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares)	66,000	60,984
Zijin Mining Group Co. Ltd.:
(A Shares)	366,600	667,731
(H Shares)	2,918,000	4,998,715
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	227,900	219,834
ZTE Corp.:
(A Shares)	139,200	762,961
(H Shares)	335,000	1,219,916
ZTO Express, Inc. sponsored ADR	206,857	5,750,625
TOTAL CHINA		1,067,355,233
Colombia - 0.1%
Bancolombia SA	118,981	1,012,901
Interconexion Electrica SA ESP	219,546	961,389
TOTAL COLOMBIA		1,974,290
Czech Republic - 0.2%
CEZ A/S (d)	79,044	3,497,965
Komercni Banka A/S	36,200	1,187,109
MONETA Money Bank A/S (b)	150,210	591,102
TOTAL CZECH REPUBLIC		5,276,176
Egypt - 0.1%
Commercial International Bank SAE	1,239,217	2,025,258
Eastern Co. SAE	519,283	314,091
EFG-Hermes Holding SAE	437,208	233,178
TOTAL EGYPT		2,572,527
Greece - 0.4%
Alpha Bank SA (a)	1,100,392	1,978,760
Eurobank Ergasias Services and Holdings SA (a)	1,288,431	2,248,900
Ff Group (a)(c)	1,944	0
Hellenic Telecommunications Organization SA	94,676	1,493,781
Jumbo SA	56,853	1,696,518
Motor Oil (HELLAS) Corinth Refineries SA	29,817	754,027
Mytilineos SA	51,372	2,138,466
National Bank of Greece SA (a)	272,063	1,872,574
OPAP SA	92,823	1,633,963
Public Power Corp. of Greece (a)	104,711	1,238,796
Terna Energy SA	24,605	473,160
TOTAL GREECE		15,528,945
Hong Kong - 0.1%
Kingboard Laminates Holdings Ltd.	444,500	454,252
Nine Dragons Paper (Holdings) Ltd.	802,000	525,487
Orient Overseas International Ltd.	66,000	1,099,309
Sino Biopharmaceutical Ltd.	5,061,750	2,284,599
Vinda International Holdings Ltd.	183,000	368,867
TOTAL HONG KONG		4,732,514
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	218,206	1,723,215
OTP Bank PLC	116,992	4,257,292
Richter Gedeon PLC	69,023	1,741,145
TOTAL HUNGARY		7,721,652
India - 13.6%
ABB India Ltd.	25,331	1,402,322
ACC Ltd.	31,477	772,342
Adani Enterprises Ltd.	83,923	2,543,202
Adani Green Energy Ltd. (a)	155,196	2,063,178
Adani Ports & Special Economic Zone Ltd.	259,122	2,450,852
Adani Power Ltd. (a)	377,388	1,254,136
Ambuja Cements Ltd.	291,651	1,641,955
Apollo Hospitals Enterprise Ltd.	49,344	3,104,070
Asian Paints Ltd.	187,666	7,706,879
AU Small Finance Bank Ltd. (b)	80,976	718,632
Aurobindo Pharma Ltd.	129,538	1,295,144
Avenue Supermarts Ltd. (a)(b)	79,198	3,613,987
Axis Bank Ltd.	1,117,968	12,967,287
Bajaj Auto Ltd.	33,531	2,010,637
Bajaj Finance Ltd.	133,535	11,853,667
Bajaj Finserv Ltd.	187,633	3,646,569
Bajaj Holdings & Investment Ltd.	13,174	1,208,391
Balkrishna Industries Ltd.	37,944	1,172,993
Bandhan Bank Ltd. (a)(b)	354,370	962,625
Bank of Baroda	505,866	1,243,751
Berger Paints India Ltd.	116,808	969,234
Bharat Electronics Ltd.	1,810,142	2,876,770
Bharat Forge Ltd.	126,041	1,427,540
Bharat Petroleum Corp. Ltd.	373,358	1,713,797
Bharti Airtel Ltd.	1,092,415	11,820,770
Britannia Industries Ltd.	53,268	3,105,109
Cg Power & Industrial Soluti	294,744	1,440,927
Cholamandalam Investment and Finance Co. Ltd.	201,857	2,778,725
Cipla Ltd./India	257,120	3,673,589
Coal India Ltd.	767,622	2,139,802
Colgate-Palmolive Ltd.	59,711	1,466,201
Container Corp. of India Ltd.	134,259	1,134,116
Dabur India Ltd.	303,327	2,122,994
Divi's Laboratories Ltd.	58,422	2,617,269
DLF Ltd.	307,790	1,941,465
Dr. Reddy's Laboratories Ltd.	53,082	3,640,642
Eicher Motors Ltd.	67,392	2,757,877
GAIL India Ltd.	1,136,766	1,646,265
Godrej Consumer Products Ltd. (a)	201,123	2,533,480
Godrej Properties Ltd. (a)	62,071	1,313,650
Grasim Industries Ltd.	128,915	2,899,098
Havells India Ltd.	117,227	1,901,589
HCL Technologies Ltd.	464,034	6,300,909
HDFC Bank Ltd.	1,339,897	26,902,756
HDFC Standard Life Insurance Co. Ltd. (b)	474,416	3,731,469
Hero Motocorp Ltd.	54,075	2,106,518
Hindalco Industries Ltd.	604,048	3,397,770
Hindustan Aeronautics Ltd.	39,977	1,925,692
Hindustan Petroleum Corp. Ltd. (a)	276,740	950,284
Hindustan Unilever Ltd.	403,503	12,564,330
ICICI Bank Ltd.	2,536,220	30,913,410
ICICI Lombard General Insurance Co. Ltd. (b)	117,618	1,981,514
ICICI Prudential Life Insurance Co. Ltd. (b)	175,274	1,235,059
Indian Oil Corp. Ltd.	1,410,246	1,607,619
Indian Railway Catering & Tourism Corp. Ltd.	116,615	908,431
Indraprastha Gas Ltd.	154,150	868,031
Info Edge India Ltd.	34,831	1,942,768
Infosys Ltd.	1,627,446	26,938,928
InterGlobe Aviation Ltd. (a)(b)	66,322	2,091,030
ITC Ltd.	1,476,250	8,359,553
Jindal Steel & Power Ltd.	174,657	1,420,256
Jio Financial Services Ltd. (c)	1,494,162	4,757,373
JSW Steel Ltd. (a)	291,363	2,893,613
Jubilant Foodworks Ltd.	193,501	1,125,854
Kotak Mahindra Bank Ltd.	536,083	12,101,956
Larsen & Toubro Ltd.	338,165	11,025,519
Ltimindtree Ltd. (b)	43,416	2,582,391
Lupin Ltd.	99,911	1,197,195
Mahindra & Mahindra Ltd.	458,738	8,228,724
Marico Ltd.	254,219	1,732,763
Maruti Suzuki India Ltd.	66,814	7,978,643
Max Healthcare Institute Ltd. (a)	381,074	2,756,577
Mphasis BFL Ltd.	36,789	1,026,616
MRF Ltd.	937	1,173,030
Muthoot Finance Ltd.	58,072	953,556
Nestle India Ltd.	16,556	4,540,278
NTPC Ltd.	2,133,941	5,665,686
Oil & Natural Gas Corp. Ltd.	1,546,120	3,328,557
Page Industries Ltd.	3,023	1,389,648
Petronet LNG Ltd.	372,371	1,057,481
PI Industries Ltd.	36,984	1,626,010
Pidilite Industries Ltd.	74,021	2,353,614
Power Grid Corp. of India Ltd.	1,712,961	5,541,504
Reliance Industries Ltd.	1,494,162	46,315,570
Samvardhana Motherson International Ltd.	1,160,698	1,387,362
SBI Cards & Payment Services Ltd.	137,404	1,429,092
SBI Life Insurance Co. Ltd. (b)	221,440	3,452,326
Shree Cement Ltd.	4,391	1,287,208
Shriram Transport Finance Co. Ltd.	136,215	3,135,645
Siemens Ltd.	43,573	2,110,302
Sona Blw Precision Forgings Ltd. (b)	199,914	1,385,834
SRF Ltd.	72,521	1,914,038
State Bank of India	878,264	6,623,290
Sun Pharmaceutical Industries Ltd.	471,821	6,559,827
Tata Consultancy Services Ltd.	448,535	18,660,507
Tata Consumer Products Ltd.	272,664	2,848,981
Tata Elxsi Ltd.	16,697	1,453,557
Tata Motors Ltd.	816,949	6,400,295
Tata Power Co. Ltd./The	708,461	2,039,065
Tata Steel Ltd.	3,590,587	5,376,712
Tech Mahindra Ltd.	262,391	3,559,061
The Indian Hotels Co. Ltd.	419,936	2,017,470
Titan Co. Ltd.	175,297	6,403,222
Torrent Pharmaceuticals Ltd.	50,223	1,223,117
Trent Ltd.	88,911	1,899,629
Tube Investments of India Ltd.	52,102	1,950,784
Tvs Motor Co. Ltd.	117,414	1,965,514
Ultratech Cement Ltd.	56,491	5,713,772
United Spirits Ltd. (a)	139,076	1,717,903
UPL Ltd.	238,667	1,812,929
Varun Beverages Ltd.	223,544	2,186,513
Vedanta Ltd.	367,571	1,233,580
Wipro Ltd.	671,016	3,309,889
Yes Bank Ltd. (a)	6,349,988	1,308,758
Zomato Ltd. (a)	2,093,932	2,141,290
TOTAL INDIA		493,559,485
Indonesia - 1.8%
Indofood Sukses Makmur Tbk PT	2,147,400	1,043,084
PT Adaro Energy Indonesia Tbk	7,074,400	1,130,590
PT Aneka Tambang Tbk	3,962,900	521,642
PT Astra International Tbk	9,907,259	4,500,313
PT Bank Central Asia Tbk	27,195,250	16,456,012
PT Bank Mandiri (Persero) Tbk	18,322,496	6,955,987
PT Bank Negara Indonesia (Persero) Tbk	3,645,400	2,145,419
PT Bank Rakyat Indonesia (Persero) Tbk	33,456,627	12,535,142
PT Barito Pacific Tbk	13,776,831	708,027
PT Charoen Pokphand Indonesia Tbk (a)	3,605,400	1,237,264
PT GoTo Gojek Tokopedia Tbk (a)	406,390,700	3,045,235
PT Indah Kiat Pulp & Paper Tbk	1,353,500	821,255
PT Indofood CBP Sukses Makmur Tbk	1,138,800	845,793
PT Kalbe Farma Tbk	10,355,900	1,315,089
PT Merdeka Copper Gold Tbk (a)	5,858,786	1,363,683
PT Sarana Menara Nusantara Tbk	9,932,600	668,540
PT Semen Indonesia (Persero) Tbk	1,614,532	746,775
PT Sumber Alfaria Trijaya Tbk	8,133,400	1,456,245
PT Telkom Indonesia Persero Tbk	24,242,265	5,972,711
PT Unilever Indonesia Tbk	3,769,295	962,320
PT United Tractors Tbk	734,300	1,340,292
PT Vale Indonesia Tbk	1,180,900	538,375
TOTAL INDONESIA		66,309,793
Korea (South) - 11.3%
AMOREPACIFIC Corp.	14,400	1,270,137
BGF Retail Co. Ltd.	3,802	498,713
Celltrion Healthcare Co. Ltd.	52,521	2,704,725
Celltrion Pharm, Inc.	8,697	603,750
Celltrion, Inc.	53,811	6,174,039
CJ CheilJedang Corp.	4,051	887,738
CJ Corp.	7,171	363,680
Cosmo AM&T Co. Ltd. (a)	11,279	1,602,181
Coway Co. Ltd.	27,194	872,612
Db Insurance Co. Ltd.	22,750	1,344,289
Doosan Bobcat, Inc.	24,764	1,133,812
Doosan Heavy Industries & Construction Co. Ltd. (a)	217,119	2,972,022
E-Mart, Inc.	9,710	575,280
Ecopro BM Co. Ltd.	23,964	7,858,464
F&F Co. Ltd.	8,469	686,020
GS Holdings Corp.	23,621	696,954
Hana Financial Group, Inc.	145,740	4,482,658
Hankook Tire Co. Ltd.	37,006	1,120,850
Hanmi Pharm Co. Ltd.	3,380	704,982
Hanon Systems	92,794	619,488
Hanwha Aerospace Co. Ltd.	17,324	1,656,852
Hanwha Solutions Corp. (a)	50,537	1,497,062
HD Hyundai Co. Ltd.	21,934	1,057,457
HD Hyundai Heavy Industries Co. Ltd. (a)	10,723	1,172,403
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	20,791	2,006,332
HLB, Inc.	54,049	1,389,592
HMM Co. Ltd.	118,470	1,621,670
Hotel Shilla Co.	15,533	915,408
HYBE Co. Ltd. (a)	9,164	1,882,689
Hyundai Engineering & Construction Co. Ltd.	38,287	1,120,695
Hyundai Glovis Co. Ltd.	9,196	1,254,471
Hyundai Mipo Dockyard Co. Ltd. (a)	11,657	852,115
Hyundai Mobis	30,160	5,499,859
Hyundai Motor Co. Ltd.	70,880	10,872,867
Hyundai Steel Co.	42,958	1,215,393
Industrial Bank of Korea	131,575	1,069,925
Kakao Corp.	153,467	6,161,645
Kakao Games Corp. (a)	18,367	452,807
Kakao Pay Corp. (a)	12,916	507,453
KakaoBank Corp.	81,892	1,666,400
Kangwon Land, Inc.	46,570	568,585
KB Financial Group, Inc.	191,009	7,631,796
Kia Corp.	129,586	8,387,411
Korea Aerospace Industries Ltd.	36,038	1,387,682
Korea Electric Power Corp. (a)	127,926	1,922,922
Korea Investment Holdings Co. Ltd.	20,996	802,723
Korea Zinc Co. Ltd.	3,867	1,495,083
Korean Air Lines Co. Ltd.	90,081	1,734,334
KRAFTON, Inc. (a)	14,500	1,949,645
KT Corp.	31,192	720,594
KT&G Corp.	50,274	3,250,033
Kumho Petro Chemical Co. Ltd.	8,594	807,798
L&F Co. Ltd.	12,353	2,489,511
LG Chemical Ltd.	24,492	12,421,200
LG Corp.	46,337	3,028,159
LG Display Co. Ltd. (a)	114,150	1,204,027
LG Electronics, Inc.	52,169	4,425,946
LG Energy Solution (a)	17,175	7,527,471
LG H & H Co. Ltd.	4,488	1,503,353
LG Innotek Co. Ltd.	6,903	1,426,284
LG Uplus Corp.	101,978	798,923
Lotte Chemical Corp.	10,460	1,232,880
Lotte Energy Materials Corp.	11,066	474,609
Meritz Financial Holdings Co.	51,276	1,974,438
Mirae Asset Securities Co. Ltd.	139,874	758,638
NAVER Corp.	64,510	11,460,860
NCSOFT Corp.	7,025	1,520,218
Netmarble Corp. (a)(b)	10,705	412,208
NH Investment & Securities Co. Ltd.	77,612	601,351
Orion Corp./Republic of Korea	11,671	1,036,736
Pan Ocean Co., Ltd. (Korea)	130,050	486,522
Pearl Abyss Corp. (a)	14,399	631,080
POSCO	35,275	17,731,712
POSCO Chemtech Co. Ltd.	15,208	6,272,592
Posco International Corp.	25,844	1,822,422
S-Oil Corp.	22,546	1,321,647
Samsung Biologics Co. Ltd. (a)(b)	8,713	5,223,490
Samsung C&T Corp.	41,198	3,330,740
Samsung Electro-Mechanics Co. Ltd.	27,406	3,118,706
Samsung Electronics Co. Ltd.	2,343,174	128,004,215
Samsung Engineering Co. Ltd. (a)	77,197	2,235,458
Samsung Fire & Marine Insurance Co. Ltd.	15,232	2,908,781
Samsung Heavy Industries Co. Ltd. (a)	301,011	2,127,328
Samsung Life Insurance Co. Ltd.	39,873	2,178,204
Samsung SDI Co. Ltd.	26,984	14,044,047
Samsung SDS Co. Ltd.	18,850	1,892,790
Samsung Securities Co. Ltd.	31,606	888,031
Shinhan Financial Group Co. Ltd.	211,231	5,799,806
SK Biopharmaceuticals Co. Ltd. (a)	15,360	978,543
SK Bioscience Co. Ltd. (a)	13,082	750,486
SK Hynix, Inc.	267,711	25,855,068
SK IE Technology Co. Ltd. (a)(b)	12,140	1,019,489
SK Innovation Co., Ltd.	27,259	4,608,165
SK Square Co. Ltd. (a)	48,614	1,689,307
SK, Inc.	17,926	2,143,735
SKC Co. Ltd.	9,226	716,291
Woori Financial Group, Inc.	270,666	2,467,879
Yuhan Corp.	26,485	1,513,168
TOTAL KOREA (SOUTH)		407,760,609
Kuwait - 0.8%
Agility Public Warehousing Co. KSC (a)	799,141	1,638,863
Boubyan Bank KSC	664,279	1,340,667
Gulf Bank	851,184	731,486
Kuwait Finance House KSCP	4,010,071	10,299,303
Mabanee Co. SAKC	329,816	948,006
Mobile Telecommunication Co.	955,822	1,621,039
National Bank of Kuwait	3,720,316	11,650,208
TOTAL KUWAIT		28,229,572
Luxembourg - 0.1%
Reinet Investments SCA	66,868	1,619,938
Malaysia - 1.3%
AMMB Holdings Bhd	779,600	667,389
Axiata Group Bhd	1,356,298	803,131
CelcomDigi Bhd	1,722,100	1,688,109
CIMB Group Holdings Bhd	3,142,631	3,868,175
Dialog Group Bhd	1,602,965	817,658
Gamuda Bhd	920,900	878,215
Genting Bhd	1,094,800	1,046,482
Genting Malaysia Bhd	1,474,940	850,487
Hong Leong Bank Bhd	321,000	1,393,919
Hong Leong Credit Bhd	113,900	462,269
IHH Healthcare Bhd	1,070,887	1,413,124
Inari Amertron Bhd	1,238,300	829,378
IOI Corp. Bhd	1,253,900	1,159,628
Kuala Lumpur Kepong Bhd	232,528	1,202,607
Malayan Banking Bhd	2,665,797	5,332,776
Malaysia Airports Holdings Bhd	321,580	492,105
Maxis Bhd	1,150,600	1,030,921
MISC Bhd	643,600	1,026,277
MR DIY Group M Sdn Bhd (b)	1,623,550	529,301
Nestle (Malaysia) Bhd	34,900	1,036,396
Petronas Chemicals Group Bhd	1,370,800	2,112,899
Petronas Dagangan Bhd	148,626	756,809
Petronas Gas Bhd	376,700	1,426,932
PPB Group Bhd	317,540	1,176,074
Press Metal Aluminium Holdings	1,811,500	2,024,830
Public Bank Bhd	7,137,185	6,600,590
QL Resources Bhd	544,900	662,243
RHB Bank Bhd	692,578	873,978
Sime Darby Bhd	1,334,449	645,176
Sime Darby Plantation Bhd	1,031,296	1,040,674
Telekom Malaysia Bhd	559,847	631,985
Tenaga Nasional Bhd	1,282,072	2,729,628
Top Glove Corp. Bhd (a)	2,407,200	491,156
TOTAL MALAYSIA		47,701,321
Mexico - 2.7%
Alfa SA de CV Series A	1,524,500	935,002
America Movil S.A.B. de CV Series L	15,494,347	16,239,223
Arca Continental S.A.B. de CV	256,600	2,570,750
Banco del Bajio SA (b)	371,900	1,133,801
CEMEX S.A.B. de CV unit (a)	7,441,186	5,652,546
Coca-Cola FEMSA S.A.B. de CV unit	258,389	2,181,300
Fibra Uno Administracion SA de CV	1,404,583	2,110,439
Fomento Economico Mexicano S.A.B. de CV unit	953,791	10,809,821
Gruma S.A.B. de CV Series B	90,380	1,621,281
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	189,427	3,609,238
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	95,395	2,698,291
Grupo Bimbo S.A.B. de CV Series A	659,070	3,416,773
Grupo Carso SA de CV Series A1	273,200	2,172,385
Grupo Financiero Banorte S.A.B. de CV Series O	1,274,781	12,082,442
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	1,055,200	2,561,593
Grupo Mexico SA de CV Series B	1,527,654	7,940,699
Grupo Televisa SA de CV	1,221,493	1,292,616
Industrias Penoles SA de CV (a)(d)	97,420	1,392,969
Kimberly-Clark de Mexico SA de CV Series A	751,527	1,764,708
Operadora de Sites Mexicanos, SA de CV	629,200	637,654
Orbia Advance Corp. S.A.B. de CV	495,420	1,123,978
Promotora y Operadora de Infraestructura S.A.B. de CV	92,710	960,375
Southern Copper Corp.	41,335	3,614,332
Wal-Mart de Mexico SA de CV Series V	2,571,156	10,703,809
TOTAL MEXICO		99,226,025
Peru - 0.2%
Compania de Minas Buenaventura SAA sponsored ADR	102,951	794,782
Credicorp Ltd. (United States)	32,982	5,179,823
TOTAL PERU		5,974,605
Philippines - 0.6%
Aboitiz Equity Ventures, Inc.	835,070	818,040
ACEN Corp. (a)	502,518	47,763
Ayala Corp.	148,216	1,659,739
Ayala Land, Inc.	3,337,413	1,665,060
Bank of the Philippine Islands (BPI)	945,598	1,971,431
BDO Unibank, Inc.	1,163,195	3,073,190
International Container Terminal Services, Inc.	497,380	1,965,249
JG Summit Holdings, Inc.	1,296,013	1,015,902
Jollibee Food Corp.	220,033	1,021,639
Manila Electric Co.	138,390	897,066
Metropolitan Bank & Trust Co.	891,972	974,478
PLDT, Inc.	36,555	871,942
SM Investments Corp.	119,410	1,982,919
SM Prime Holdings, Inc.	4,990,000	3,034,705
Universal Robina Corp.	429,518	958,829
TOTAL PHILIPPINES		21,957,952
Poland - 0.8%
Allegro.eu SA (a)(b)	232,942	2,053,977
Bank Polska Kasa Opieki SA	90,412	2,670,163
CD Projekt RED SA (d)	32,180	1,312,297
Cyfrowy Polsat SA	130,709	526,993
Dino Polska SA (a)(b)	24,003	2,674,357
KGHM Polska Miedz SA (Bearer)	68,598	2,124,395
LPP SA	548	1,887,933
mBank SA (a)	7,403	883,780
Orlen SA	283,874	5,066,382
PGE Polska Grupa Energetyczna SA (a)	446,816	950,599
Powszechna Kasa Oszczednosci Bank SA	425,851	4,322,670
Powszechny Zaklad Ubezpieczen SA	299,950	3,034,957
Santander Bank Polska SA (a)	17,670	1,753,038
TOTAL POLAND		29,261,541
Qatar - 0.9%
Barwa Real Estate Co. (a)	1,073,382	828,627
Dukhan Bank	876,978	995,515
Industries Qatar QSC (a)	735,014	2,691,686
Masraf al Rayan	2,722,230	1,877,142
Mesaieed Petrochemical Holding Co. (a)	2,100,971	1,125,520
Ooredoo QSC	392,155	1,231,410
Qatar Electricity & Water Co. (a)	222,239	1,108,142
Qatar Fuel Co. (a)	291,296	1,344,443
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	1,226,646	1,420,416
Qatar International Islamic Bank QSC (a)	474,489	1,353,076
Qatar Islamic Bank	808,498	4,697,729
Qatar National Bank SAQ (a)	2,262,375	10,553,606
The Commercial Bank of Qatar (a)	1,585,856	2,722,967
TOTAL QATAR		31,950,279
Romania - 0.0%
NEPI Rockcastle PLC	230,988	1,383,958
Russia - 0.2%
Alrosa Co. Ltd. (c)	1,399,461	236,116
Gazprom OAO (c)	6,384,126	677,492
Inter Rao Ues JSC (c)	20,040,158	112,050
LUKOIL PJSC (c)	224,329	70,418
Magnit OJSC GDR (Reg. S) (a)(c)	193,190	941
MMC Norilsk Nickel PJSC (a)(c)	34,221	230,811
Mobile TeleSystems OJSC sponsored ADR (a)(c)	247,296	246,304
Moscow Exchange MICEX-RTS OAO (c)	808,717	157,659
Novatek PJSC GDR (Reg. S) (a)(c)	49,200	2,164,800
Novolipetsk Steel OJSC (a)(c)	812,466	7,911
Ozon Holdings PLC ADR (a)(c)	28,218	59,954
PhosAgro PJSC:
GDR (Reg. S) (a)(c)	73,324	1,504
sponsored GDR (Reg. S) (a)(c)	472	10
Polyus PJSC (a)(c)	18,462	44,030
Rosneft Oil Co. OJSC (c)	635,841	107,842
Sberbank of Russia (c)	5,823,145	36,310
Severstal PAO (a)(c)	113,908	2,579
Surgutneftegas OJSC (c)	4,033,562	50,055
Tatneft PAO (c)	770,244	97,158
TCS Group Holding PLC GDR (a)(c)	64,541	83,348
United Co. RUSAL International PJSC (c)	1,646,280	201,214
VK Co. Ltd. GDR (Reg. S) (a)(c)	41,654	12,550
VTB Bank OJSC (a)(c)	1,801,039,946	69,784
X5 Retail Group NV GDR (Reg. S) (a)(c)	66,442	15,897
Yandex NV Class A (a)(c)	158,365	599,629
TOTAL RUSSIA		5,286,366
Saudi Arabia - 3.9%
ACWA Power Co.	38,997	1,916,795
Advanced Polypropylene Co.	62,237	754,820
Al Rajhi Bank	961,466	19,118,606
Alinma Bank	480,763	4,741,505
Almarai Co. Ltd.	122,964	2,258,295
Arab National Bank	331,306	2,353,477
Arabian Internet and Communications Services Co. Ltd.	11,673	1,135,687
Bank Al-Jazira	189,792	929,837
Bank Albilad	240,338	2,802,747
Banque Saudi Fransi	289,332	3,285,410
Bupa Arabia for Cooperative Insurance Co.	37,024	1,703,365
Dallah Healthcare Co.	17,033	800,891
Dar Al Arkan Real Estate Development Co. (a)	263,075	1,186,488
Dr Sulaiman Al Habib Medical Services Group Co.	43,071	3,317,923
Elm Co.	11,766	2,133,285
Emaar The Economic City (a)	198,417	475,998
Etihad Etisalat Co.	184,521	2,304,299
Jarir Marketing Co.	287,435	1,187,558
Luberef	23,866	942,782
Mobile Telecommunications Co. Saudi Arabia	212,376	759,699
Mouwasat Medical Services Co.	24,050	1,609,060
Nahdi Medical Co.	19,082	884,010
National Industrialization Co. (a)	156,960	590,755
Rabigh Refining & Petrochemical Co. (a)	199,800	553,876
Riyad Bank	721,628	6,116,796
Sabic Agriculture-Nutrients Co.	114,244	4,391,189
Sahara International Petrochemical Co.	175,682	1,770,119
Saudi Arabian Mining Co.	634,283	7,506,708
Saudi Arabian Oil Co. (b)	1,308,955	11,304,548
Saudi Awwal Bank	494,090	5,017,813
Saudi Basic Industries Corp.	441,331	10,081,583
Saudi Electricity Co.	414,122	2,477,049
Saudi Industrial Investment Group	180,009	1,198,589
Saudi Investment Bank/The	242,218	1,155,694
Saudi Kayan Petrochemical Co. (a)	360,075	1,176,703
Saudi Research & Marketing Group (a)	17,976	896,979
Saudi Tadawul Group Holding Co.	23,482	1,260,602
Saudi Telecom Co.	981,603	11,093,925
The Saudi National Bank	1,442,425	14,821,805
The Savola Group	129,078	1,455,379
Yanbu National Petrochemical Co.	133,395	1,628,503
TOTAL SAUDI ARABIA		141,101,152
South Africa - 3.1%
Absa Group Ltd.	419,523	4,444,182
African Rainbow Minerals Ltd.	56,369	632,757
Anglo American Platinum Ltd.	32,581	1,622,186
Aspen Pharmacare Holdings Ltd.	187,300	2,008,654
Bid Corp. Ltd.	165,022	3,908,762
Bidvest Group Ltd./The	142,187	2,206,299
Capitec Bank Holdings Ltd.	42,707	4,282,724
Clicks Group Ltd.	119,083	1,867,906
Discovery Ltd. (a)	240,089	2,121,013
Exxaro Resources Ltd.	122,927	1,113,672
FirstRand Ltd.	2,481,035	10,098,248
Foschini Group Ltd./The	162,748	986,385
Gold Fields Ltd.	438,892	6,806,858
Growthpoint Properties Ltd.	1,657,253	1,174,105
Harmony Gold Mining Co. Ltd.	274,269	1,184,254
Impala Platinum Holdings Ltd.	420,797	3,039,447
Kumba Iron Ore Ltd.	31,787	868,449
Mr Price Group Ltd.	125,827	1,107,791
MTN Group Ltd.	830,927	6,507,099
MultiChoice Group Ltd.	148,721	736,048
Naspers Ltd. Class N	96,259	18,913,635
Nedbank Group Ltd.	227,354	2,987,527
Northam Platinum Holdings Ltd. (a)	171,488	1,448,904
Old Mutual Ltd.	2,460,037	1,789,618
OUTsurance Group Ltd.	419,960	908,079
Pepkor Holdings Ltd. (b)	991,581	963,650
Remgro Ltd.	263,276	2,366,926
Sanlam Ltd.	884,889	3,254,303
Sasol Ltd.	280,499	3,916,357
Shoprite Holdings Ltd.	247,067	3,569,839
Sibanye-Stillwater Ltd.	1,391,005	2,643,481
Standard Bank Group Ltd.	660,289	7,051,944
Vodacom Group Ltd. (d)	304,122	2,006,138
Woolworths Holdings Ltd.	470,584	2,105,080
TOTAL SOUTH AFRICA		110,642,320
Taiwan - 14.0%
Accton Technology Corp.	247,000	2,996,697
Acer, Inc.	1,412,000	1,569,586
Advantech Co. Ltd.	229,946	2,859,171
ASE Technology Holding Co. Ltd.	1,498,592	5,474,605
Asia Cement Corp.	1,130,000	1,446,325
ASUSTeK Computer, Inc.	345,502	3,994,243
AUO Corp.	3,200,800	2,104,318
Catcher Technology Co. Ltd.	315,095	1,736,295
Cathay Financial Holding Co. Ltd.	4,699,834	6,828,984
Chailease Holding Co. Ltd.	740,078	4,889,037
Chang Hwa Commercial Bank	2,597,959	1,555,343
Cheng Shin Rubber Industry Co. Ltd.	944,000	1,152,792
China Airlines Ltd.	1,400,000	1,109,382
China Development Financial Ho	7,924,624	3,158,675
China Steel Corp.	5,787,289	5,137,354
Chunghwa Telecom Co. Ltd.	1,864,129	6,863,697
Compal Electronics, Inc.	2,042,000	1,974,811
CTBC Financial Holding Co. Ltd.	8,655,778	7,216,356
Delta Electronics, Inc.	954,717	11,082,674
E Ink Holdings, Inc.	419,000	2,994,188
E.SUN Financial Holdings Co. Ltd.	6,817,988	5,597,567
ECLAT Textile Co. Ltd.	95,129	1,637,551
eMemory Technology, Inc.	32,000	1,885,282
EVA Airways Corp.	1,251,000	1,460,149
Evergreen Marine Corp. (Taiwan)	495,494	1,636,644
Far Eastern New Century Corp.	1,449,000	1,366,807
Far EasTone Telecommunications Co. Ltd.	774,348	1,746,132
Feng Tay Enterprise Co. Ltd.	218,390	1,470,453
First Financial Holding Co. Ltd.	5,204,251	4,801,610
Formosa Chemicals & Fibre Corp.	1,722,149	3,577,099
Formosa Petrochemical Corp.	570,347	1,452,767
Formosa Plastics Corp.	1,870,085	4,941,595
Fubon Financial Holding Co. Ltd.	3,672,713	7,640,307
Giant Manufacturing Co. Ltd.	148,837	1,096,684
Global Unichip Corp.	43,000	2,232,897
GlobalWafers Co. Ltd.	106,000	1,730,420
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,116,465	21,077,192
Hotai Motor Co. Ltd.	148,000	3,562,980
Hua Nan Financial Holdings Co. Ltd.	4,368,379	3,086,973
Innolux Corp.	4,445,380	2,350,746
Inventec Corp.	1,313,000	2,656,358
Largan Precision Co. Ltd.	49,451	3,415,992
Lite-On Technology Corp.	982,044	4,694,074
MediaTek, Inc.	744,615	16,317,867
Mega Financial Holding Co. Ltd.	5,473,446	6,996,957
Micro-Star International Co. Ltd.	331,000	2,044,702
momo.com, Inc.	37,200	707,705
Nan Ya Plastics Corp.	2,338,358	5,198,662
Nan Ya Printed Circuit Board Corp.	109,000	858,540
Nanya Technology Corp.	607,000	1,393,829
Nien Made Enterprise Co. Ltd.	86,000	887,696
Novatek Microelectronics Corp.	283,000	3,810,964
Pegatron Corp.	978,000	2,373,093
PharmaEssentia Corp. (a)	115,000	1,252,779
Pou Chen Corp.	1,112,391	1,104,053
Powerchip Semiconductor Manufacturing Corp.	1,456,933	1,385,859
President Chain Store Corp.	281,000	2,489,964
Quanta Computer, Inc.	1,324,000	10,029,029
Realtek Semiconductor Corp.	226,000	3,090,040
Ruentex Development Co. Ltd.	867,440	980,781
Shin Kong Financial Holding Co. Ltd.	6,489,732	1,984,886
Sinopac Financial Holdings Co.	5,076,497	3,006,945
Synnex Technology International Corp.	596,700	1,121,916
Taishin Financial Holdings Co. Ltd.	5,539,474	3,210,805
Taiwan Business Bank	2,978,000	1,361,977
Taiwan Cement Corp.	2,980,354	3,530,687
Taiwan Cooperative Financial Holding Co. Ltd.	4,829,516	4,509,553
Taiwan High Speed Rail Corp.	990,000	947,993
Taiwan Mobile Co. Ltd.	839,000	2,515,454
Taiwan Semiconductor Manufacturing Co. Ltd.	12,084,740	217,809,059
The Shanghai Commercial & Savings Bank Ltd.	1,891,439	2,646,188
Uni-President Enterprises Corp.	2,381,332	5,695,049
Unimicron Technology Corp.	671,000	3,931,890
United Microelectronics Corp.	5,510,000	8,264,229
Vanguard International Semiconductor Corp.	441,000	1,082,681
Voltronic Power Technology Corp.	32,000	1,778,568
Walsin Lihwa Corp.	1,250,779	1,588,997
Wan Hai Lines Ltd.	339,415	543,305
Win Semiconductors Corp.	161,000	838,595
Winbond Electronics Corp.	1,456,000	1,357,225
Wistron Corp.	1,280,000	5,752,398
Wiwynn Corp.	42,629	2,409,948
WPG Holding Co. Ltd.	776,880	1,243,561
Yageo Corp.	155,114	2,263,701
Yang Ming Marine Transport Corp.	849,000	1,253,843
Yuanta Financial Holding Co. Ltd.	4,929,141	3,819,826
Zhen Ding Technology Holding Ltd.	324,000	1,080,480
TOTAL TAIWAN		507,735,091
Thailand - 1.9%
Advanced Information Service PCL NVDR	582,100	3,850,566
Airports of Thailand PCL NVDR (a)	2,104,700	4,404,685
Asset World Corp. PCL NVDR	3,993,800	523,700
B. Grimm Power PCL:
(For. Reg.)	35,400	40,151
NVDR	394,300	447,216
Bangkok Dusit Medical Services PCL:
(For. Reg.)	18,200	15,315
NVDR	5,474,200	4,606,564
Bangkok Expressway and Metro PCL NVDR	3,769,500	1,004,023
Banpu PCL NVDR	3,782,900	1,079,563
Berli Jucker PCL NVDR	477,700	489,375
BTS Group Holdings PCL NVDR	3,923,400	930,178
Bumrungrad Hospital PCL NVDR	294,500	1,861,905
Carabao Group PCL NVDR	169,700	361,354
Central Pattana PCL:
(For. Reg.)	381,900	760,111
NVDR	609,100	1,212,317
Central Retail Corp. PCL:
(For. Reg.)	174,024	210,112
NVDR	729,500	880,781
Charoen Pokphand Foods PCL NVDR	1,935,600	1,150,086
CP ALL PCL NVDR	2,869,600	5,333,517
CP Axtra PCL NVDR	1,028,200	1,038,282
Delta Electronics PCL NVDR	1,530,900	5,063,419
Electricity Generating PCL NVDR	112,800	440,767
Energy Absolute PCL NVDR	817,300	1,483,173
Global Power Synergy Public Co. Ltd. NVDR	338,400	572,006
Gulf Energy Development PCL NVDR	1,434,600	2,089,019
Home Product Center PCL NVDR	2,933,900	1,219,417
Indorama Ventures PCL NVDR	824,400	826,451
Intouch Holdings PCL NVDR	455,000	1,025,465
Kasikornbank PCL NVDR	292,000	1,076,892
Krung Thai Bank PCL:
(For. Reg.)	553,800	332,296
NVDR	1,193,200	715,955
Krungthai Card PCL:
(For. Reg.)	142,000	195,346
NVDR	342,400	471,032
Land & House PCL NVDR	4,066,100	1,011,616
Minor International PCL:
(For. Reg.)	110,326	106,564
NVDR	1,472,200	1,421,999
Muangthai Leasing PCL NVDR	363,900	378,119
Osotspa PCL NVDR	651,200	557,518
PTT Exploration and Production PCL NVDR	687,900	3,211,475
PTT Global Chemical PCL NVDR	1,123,900	1,299,401
PTT Oil & Retail Business PCL NVDR	1,469,000	920,140
PTT PCL NVDR	4,946,300	5,067,189
Ratch Group PCL NVDR unit	524,000	555,978
Robinsons Department Store PCL (For. Reg.) (a)	55,100	25,735
SCB X PCL:
(For. Reg.)	158,100	520,599
NVDR	247,800	815,967
SCG Packaging PCL NVDR	640,200	758,908
Siam Cement PCL NVDR	383,200	3,645,251
Srisawad Corp. PCL NVDR	340,300	470,633
Thai Oil PCL NVDR	604,621	906,976
Thai Union Frozen Products PCL (For. Reg.)	100	40
True Corp. PCL	2,607,532	553,333
True Corp. PCL NVDR	2,267,098	481,091
TOTAL THAILAND		68,419,571
Turkey - 0.6%
Akbank TAS	1,537,351	1,594,254
Aselsan A/S	339,321	939,523
Bim Birlesik Magazalar A/S JSC	223,684	1,794,105
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	685,294	1,060,647
Ford Otomotiv Sanayi A/S	35,045	1,235,165
Haci Omer Sabanci Holding A/S	505,503	1,080,698
Hektas Ticaret A/S (a)	562,064	638,777
Koc Holding A/S	374,775	1,877,857
Koza Altin Isletmeleri A/S	469,283	487,698
Pegasus Hava Tasimaciligi A/S (a)	22,902	716,231
Sasa Polyester Sanayi A/S	522,063	1,181,013
Tofas Turk Otomobil Fabrikasi A/S	57,746	647,272
Turk Hava Yollari AO (a)	267,048	2,322,307
Turkcell Iletisim Hizmet A/S	597,621	1,146,765
Turkiye Is Bankasi A/S Series C	1,718,853	963,965
Turkiye Petrol Rafinerileri A/S	476,439	1,828,462
Turkiye Sise ve Cam Fabrikalari A/S	679,742	1,347,235
Yapi ve Kredi Bankasi A/S	1,659,238	876,338
TOTAL TURKEY		21,738,312
United Arab Emirates - 1.2%
Abu Dhabi Commercial Bank PJSC	1,440,064	3,442,447
Abu Dhabi Islamic Bank (a)	714,678	2,187,095
Abu Dhabi National Oil Co. for Distribution PJSC	1,522,112	1,616,226
Aldar Properties PJSC	1,906,578	2,683,713
Americana Restaurants International PLC	1,242,266	1,298,783
Dubai Islamic Bank Pakistan Ltd. (a)	1,413,600	2,213,020
Emaar Properties PJSC	3,268,399	6,015,513
Emirates NBD Bank PJSC (a)	932,316	4,315,220
Emirates Telecommunications Corp.	1,706,590	10,408,020
First Abu Dhabi Bank PJSC	2,166,651	8,636,165
Multiply Group (a)	1,932,136	1,699,148
TOTAL UNITED ARAB EMIRATES		44,515,350
United Kingdom - 0.0%
Pepco Group NV (a)	78,265	674,865
United States of America - 0.1%
JBS SA	381,300	1,514,314
Legend Biotech Corp. ADR (a)	28,026	2,116,524
Parade Technologies Ltd.	37,000	1,081,115
TOTAL UNITED STATES OF AMERICA		4,711,953
TOTAL COMMON STOCKS (Cost $2,493,690,678)		3,403,412,960

Nonconvertible Preferred Stocks - 2.2%
	Shares	Value ($)
Brazil - 1.4%
Banco Bradesco SA (PN)	2,713,388	9,559,618
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	86,005	793,529
Companhia Energetica de Minas Gerais (CEMIG) (PN)	691,160	1,851,863
Gerdau SA	568,510	3,516,557
Itau Unibanco Holding SA	2,381,171	14,421,726
Itausa-Investimentos Itau SA (PN)	2,489,613	5,170,077
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	2,267,500	14,917,669
TOTAL BRAZIL		50,231,039
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	70,049	5,136,289
Colombia - 0.1%
Bancolombia SA (PN)	231,285	1,766,048
Korea (South) - 0.6%
Hyundai Motor Co. Ltd.	4,192	351,706
Hyundai Motor Co. Ltd. Series 2	19,185	1,627,629
LG Chemical Ltd.	3,296	1,012,491
LG H & H Co. Ltd.	277	39,370
Samsung Electronics Co. Ltd.	403,277	18,116,723
TOTAL KOREA (SOUTH)		21,147,919
Russia - 0.0%
Surgutneftegas OJSC (c)	3,570,022	62,992
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $50,505,747)		78,344,287

Government Obligations - 0.4%
	Principal Amount (e)	Value ($)
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (f) (Cost $14,920,920)	15,000,000	14,918,850

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (g)	98,836,202	98,855,969
Fidelity Securities Lending Cash Central Fund 5.32% (g)(h)	22,075,667	22,077,875
TOTAL MONEY MARKET FUNDS (Cost $120,933,844)		120,933,844

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,680,051,189)	3,617,609,941
NET OTHER ASSETS (LIABILITIES) - 0.0%	862,241
NET ASSETS - 100.0%	3,618,472,182

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	2,599	Sep 2023	137,006,285	6,996,056	6,996,056

The notional amount of futures purchased as a percentage of Net Assets is 3.8%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $181,787,359 or 5.0% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,776,021.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	3,464,344	1,235,103,223	1,139,711,598	2,798,320	-	-	98,855,969	0.2%
Fidelity Securities Lending Cash Central Fund 5.32%	16,509,541	115,662,091	110,093,757	238,392	-	-	22,077,875	0.1%
Total	19,973,885	1,350,765,314	1,249,805,355	3,036,712	-	-	120,933,844

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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